INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
Schedule of intangible assets

	Useful Life (yr)	October 31, 2023	October 31, 2022
Patents	20	$82,500	$—
Less: accumulated amortization		(3,176)	—
Intangible Assets, net		$79,324	$—